Equity Compensation Plan - Additional Information (Detail) - USD ($)		12 Months Ended
	Aug. 23, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Dividends, total		$ 0	$ 0	$ 0
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value		0	844,141	0
Non Vested Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period	264,621
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value	$ 3.59
Share-based compensation arrangement by share-based payment award, award vesting period	1 year
Restricted Stock [Member] | General and Administrative Expense [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Allocated share-based compensation expense, total		$ 0	$ 611,644	$ 338,356
The Plan Member
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Common stock, reserved percentage		10.00%
The Plan Member | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period		264,621
2007 Plan [Member] | Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period		555,479